UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Hanna Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                  (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 27.21%

Consumer Discretionary - 2.55%
*	Groupon, Inc.	1,000	$7,689
*	Panera Bread Co. - Cl. A	350	67,141
	The Home Depot, Inc.	300	23,598
			98,428
Energy - 1.41%
	Cabot Oil & Gas Corp.	300	21,108
	Phillips 66	500	33,285
			54,393
Financials - 5.76%
	American Express Co.	350	26,498
	Bank of America Corp.	1,000	13,660
	Capital One Financial Corp.	400	24,372
	Citigroup, Inc.	500	25,995
	Discover Financial Services	600	28,446
	SunTrust Banks, Inc.	1,200	38,508
	The Goldman Sachs Group, Inc.	150	24,312
	Wells Fargo & Co.	1,000	40,550
			222,341
Health Care - 1.43%
*	Endo Health Solutions, Inc.	1,000	36,375
*	Molina Healthcare, Inc.	500	18,900
			55,275
Industrials - 8.56%
	Cummins, Inc.	100	11,963
	Fastenal Co.	500	26,090
	General Electric Co.	750	17,490
*	Hexcel Corp.	1,000	34,770
	Ingersoll-Rand PLC	950	54,653
*	Oshkosh Corp.	400	16,145
	PACCAR, Inc.	400	21,440
	Ryder System, Inc.	800	50,432
	The Boeing Co.	350	34,657
	United Technologies Corp.	300	28,470
	URS Corp.	700	33,908
			330,018
Information Technology - 7.50%
	Apple, Inc.	100	44,974
*	Google, Inc. - Cl. A	5	4,356
	Harris Corp.	600	30,078
	Intel Corp.	1,000	23,840
	International Business Machines Corp.	200	41,604

			(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013
			Shares	Value (Note 1)

Information Technology - continued
Motorola Solutions, Inc.			1,000	$57,960
* NXP Semiconductor NV			850	26,223
* OpenTable, Inc.			600	40,020
* Pandora Media, Inc.			1,200	20,424
				289,479

Total Common Stocks (Cost $1,055,685)				1,049,934

EXCHANGE TRADED PRODUCTS - 7.49%
Health Care Select Sector SPDR Fund			350	16,839
Industrial Select Sector SPDR Fund			750	32,647
iShares Dow Jones US Basic Materials Sector Index Fund			500	35,965
SPDR S&P 500 ETF Trust			1,000	163,445
SPDR S&P Regional Banking ETF			500	16,410
Technology Select Sector SPDR Fund			750	23,745

Total Exchange Traded Products (Cost $290,538)				289,051

SHORT-TERM INVESTMENT - 34.93%
§	Federated Prime Obligations Fund, 0.05%			1,347,657

Total Short-Term Investment (Cost $1,347,657)				1,347,657

	Number of Contracts	Exercise Price	Maturity Date

PUT OPTIONS PURCHASED - 0.03%
SPDR S&P 500 ETF Trust	5	$155	6/22/2013	285
SPDR S&P 500 ETF Trust	5	155	7/20/2013	695

Total Put Options Purchased (Cost $3,944)				980

		Interest	Maturity
	Principal	Rate	Date
TREASURY BILL - 28.51%
United States Treasury Bill	$1,100,100	0.000%	8/1/2013	1,100,050

Total Treasury Bill (Cost $1,100,017)				1,100,050

Total Value of Investments (Cost $3,797,841) - 98.17%				$3,787,672

Other Assets Less Liabilities - 1.83%				70,732

Net Assets - 100%				$3,858,404

				(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013
				Value (Note 1)

*	Non-income producing investment
§	Represents 7 day effective yield

	The following acronyms are used in this portfolio:
	NV - Naamloze Vennootschap
	PLC - Public Limited Company

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$3,340
	Aggregate gross unrealized depreciation			(13,509)

	Net unrealized depreciation			$(10,169)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	2.55%	$ 98,428
	Energy	1.41%	54,393
	Financials	5.76%	222,341
	Health Care	1.43%	55,275
	Industrials	8.56%	330,018
	Information Technology	7.50%	289,479
	Exchange Traded Products	7.49%	289,051
	Short-Term Investment	34.93%	1,347,657
	Put Options Purchased	0.03%	980
	Treasury Bill	28.51%	1,100,050
	Total	98.17%	$ 3,787,672

				(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of May 31, 2013

Note 1 - Investment Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,049,934	$1,049,934	$-	$-
Exchange Traded Products	289,051	289,051	-	-
Short-Term Investment	1,347,657	1,347,657	-	-
Put Options Purchased	980	980	-	-
Treasury Bill	1,100,050	1,100,050	-	-
Total Assets	$3,787,672	$3,787,672	$-	$-

Option Valuation
Options are valued at their last quoted sales price as of 4:00 p.m. Eastern Time, the Fund’s valuation time.  If an option is not traded on the valuation date, the option is priced at the mean of the last quoted bid and ask prices as of the valuation time.  Options are valued with prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information.  An option may be valued using fair value pricing when (i) the option does not trade on the valuation date and a reliable last quoted ask price at the valuation time is not readily available or (ii) the Fund’s investment advisor does not believe the price provided by the pricing services reflects the market value of the option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hanna Investment Trust

By: (Signature and Title)	/s/ Mark Hanna
Date: July28, 2013	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark Hanna
Date: July 28, 2013	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Hanna Investment Trust